Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedulle of intangible assets
Gross Carrying Amount	$ 1,680,187
Accumulated Amortization	(109,854)
Impairment	(606,685)
Net Carrying Amount	963,648
Trademarks [Member]
Schedulle of intangible assets
Gross Carrying Amount	317,580
Accumulated Amortization	(1,367)
Impairment	(300,000)
Net Carrying Amount	16,213
Patents [Member]
Schedulle of intangible assets
Gross Carrying Amount	132,661
Accumulated Amortization	(1,447)
Impairment
Net Carrying Amount	131,214
Awarded government contracts [Member]
Schedulle of intangible assets
Gross Carrying Amount	923,261
Accumulated Amortization	(107,040)
Impairment
Net Carrying Amount	816,221
Provider agreements for future installations [Member]
Schedulle of intangible assets
Gross Carrying Amount	156,685
Accumulated Amortization
Impairment	(156,685)
Net Carrying Amount
Present value of used EV charging stations to be acquired in the future [Member]
Schedulle of intangible assets
Gross Carrying Amount	150,000
Accumulated Amortization
Impairment	(150,000)
Net Carrying Amount